Summarised financial information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Condensed Consolidating Financial Information [Abstract]
Summarised financial information of income statement

Six months ended 30 June 2025	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(11)	(1)	3	—	—	2
Dividend income	—	—	1	—	3,441	—
Net finance income/(costs)	249	(22)	128	—	(289)	(2)
Profit/(loss) before taxation	238	(23)	132	—	3,152	—
Taxation on ordinary activities	—	6	2	—	67	1
Profit/(loss) for the period	238	(17)	134	—	3,219	1

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(12)	—	—	—	17	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	170	394	442	—	11	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	3,441	—

Six months ended 30 June 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Income Statement
Revenue	—	—	—	—	—	—
(Loss)/profit from operations	(10)	(1)	(12)	—	(1)	1
Dividend income	—	—	—	—	2,519	—
Net finance income/(costs)	285	(19)	794	—	(233)	(32)
Profit/(loss) before taxation	275	(20)	782	—	2,285	(31)
Taxation on ordinary activities	—	(26)	(6)	—	55	(90)
Profit/(loss) for the period	275	(46)	776	—	2,340	(121)

Intercompany transactions - Income Statement
Transactions with non-issuer/non-guarantor subsidiaries (expense)/income	(3)	—	—	—	11	—
Transactions with non-issuer/non-guarantor subsidiaries net finance income	187	161	739	—	12	—
Dividend income from non-issuer/non-guarantor subsidiaries	—	—	—	—	2,519	—

Summarised financial information of balance sheet

As at 30 June 2025	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	19,206	2,200	1,408	252	6
Current assets	6,926	18,602	45,669	19	1,025	10
Non-current liabilities	1,576	18,753	10,744	1,408	8,584	1
Non-current borrowings	1,571	18,646	10,536	1,408	8,540	—
Other non-current liabilities	5	107	208	—	44	1
Current liabilities	68	19,060	33,016	18	1,377	130
Current borrowings	33	19,033	32,533	18	115	3
Other current liabilities	35	27	483	—	1,262	127

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,823	14,036	50,122	—	1,232	11
Amounts due to non-issuer/non-guarantor subsidiaries	4	1,810	34,142	—	1	2
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	23,451	1,519

As at 31 December 2024	BAT p.l.c.	BATCAP	BATIF	BATNF	RAI	BATHTN
	£m	£m	£m	£m	£m	£m
Balance Sheet
Non-current assets	1,917	18,996	2,292	1,358	292	77
Current assets	9,736	18,504	46,197	48	1,221	15
Non-current liabilities	1,577	18,503	11,526	1,358	7,707	20
Non-current borrowings	1,571	18,257	11,227	1,358	7,657	—
Other non-current liabilities	6	246	299	—	50	20
Current liabilities	72	19,010	32,984	47	3,257	129
Current borrowings	37	18,967	32,708	46	1,751	1
Other current liabilities	35	43	276	1	1,506	128

Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9,690	15,082	50,595	—	1,478	15
Amounts due to non-issuer/non-guarantor subsidiaries	2	3,942	32,707	—	2	1
Investment in subsidiaries (that are not issuers or guarantors)	27,234	—	718	—	25,659	1,466

Disclosure of unconsolidated contribution to consolidated equity results	BAT p.l.c.’s unconsolidated
contribution to the Group’s consolidated equity results is shown below:

	As at 30 June		As at 31 December
	2025	2024	2024
	£m	£m	£m
Total Equity	34,433	33,665	37,238
Share capital	581	589	585
Share premium	123	119	121
Perpetual hybrid bonds	1,685	1,685	1,685
Other Equity	32,044	31,272	34,848